UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from:
October 13, 2011 to November 14, 2011
Commission File Number of issuing entity: 333-171508-01
GS Mortgage Securities Trust 2011-GC5
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-171508
GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)
Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)
New York
(State or other jurisdiction of incorporation or organization of the issuing entity)
45-6538212
45-6538166
45-6538343
(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor
New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)
(212) 816-5614
(Telephone number, including area code)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[___]	[___]	X	______________
A-2	[___]	[___]	X	______________
A-3	[___]	[___]	X	______________
A-4	[___]	[___]	X	______________
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On November 14, 2011, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5.
The distribution report is attached as Exhibit 99.1 to this Form 10-D.
Item 3. Sales of Securities and Use of Proceeds.
On October 13, 2011, GS Mortgage Securities Corporation II (the “Depositor”) caused the issuance, pursuant to a Pooling and Servicing Agreement, dated as of October 1, 2011 (the “Pooling and Servicing Agreement”), among the Depositor, as depositor, Wells Fargo Bank, National Association, as master servicer, Torchlight Loan Services, LLC, as special servicer, Pentalpha Surveillance LLC, as operating advisor, Citibank, N.A., as certificate administrator, and Deutsche Bank National Trust Company, as trustee, of GS Mortgage Securities Trust 2011-GC5, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5 (the “Certificates”).
The Certificates will consist of the following classes, designated as (i) the Class A-1, Class A-2, Class A-3 and Class A-4 Certificates (collectively, the “Public Certificates”), (ii) the Class X-A, Class X-B, Class A-S, Class B, Class C, Class D, Class E, Class F, Class G and Class R Certificates (collectively, the “Private Certificates”) and (iii) the Class S Certificates.
All of the Public Certificates, having an aggregate initial principal amount of $1,221,651,000, were sold to Goldman, Sachs & Co. (“GS&Co.”), Citigroup Global Markets Inc. (“Citigroup”), RBS Securities Inc. (“RBS”) and Wells Fargo Securities, LLC (together with GS&Co., Citigroup and RBS, the “Underwriters”), pursuant to an Underwriting Agreement, dated as of September 22, 2011 (the “Underwriting Agreement”), among the Depositor and the Underwriters. GS&Co. and Citigroup acted as the co-lead managers. The Public Certificates were offered by the Underwriters for sale to the public, pursuant to the Depositor’s Base Prospectus, dated September 16, 2011, as supplemented by the Prospectus Supplement, dated September 22, 2011, in negotiated transactions or otherwise at varying prices determined at the time of sale.
All of the Private Certificates, having an aggregate initial principal amount of $523,564,806, were sold to GS&Co. and Citigroup (the “Initial Purchasers”), pursuant to a Purchase Agreement, dated as of September 22, 2011, between the Depositor and the Initial Purchasers. The Class S Certificates were sold to a third party investor. The Private Certificates and the Class S Certificates were sold in a private placement transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), pursuant to Section 4(2) of the Act.
The Certificates represent, in the aggregate, the entire beneficial ownership in GS Mortgage Securities Trust 2011-GC5 (the “Issuing Entity”), a common law trust fund formed under the laws of the State of New York pursuant to the Pooling and Servicing Agreement. The assets of the Issuing Entity consist primarily of 74 fixed-rate mortgage loans (the “Mortgage Loans”) secured by first liens on 129 commercial, multifamily and manufactured housing community properties. The Mortgage Loans were acquired by the Depositor from (i) Goldman Sachs Mortgage Company (“GSMC”), pursuant to a Mortgage Loan Purchase Agreement, dated as of October 1, 2011 (the “GSMC Mortgage Loan Purchase Agreement”), between the Depositor and GSMC and (ii) Citigroup Global Markets Realty Corp. (“CGMRC”), pursuant to a Mortgage Loan Purchase Agreement, dated as of October 1, 2011 (together with the GSMC Mortgage Loan Purchase Agreement, the “Mortgage Loan Purchase Agreements”), between the Depositor and CGMRC.

The net proceeds of the sale of the Certificates were applied to the purchase of the Mortgage Loans by the Depositor from GSMC and CGMRC. The net proceeds to the Depositor of the offering of the Certificates, after deducting expenses payable by the Depositor in connection with the issuance and distribution of the Certificates of $7,992,596, were approximately $1,785,577,019. Of the expenses paid by the Depositor, approximately $1,279,501 were paid directly to affiliates of the Depositor, $2,489,639 in the form of fees were paid to the Underwriters and the Initial Purchasers, $99,000 were paid to or for the Underwriters and the Initial Purchasers, and $5,403,957 were other expenses. All of the foregoing expense amounts are the Depositor’s reasonable estimates of such expenses. No underwriting discounts and commissions or finder’s fees were paid by the Depositor.
Further information regarding such sales has been previously provided on the Depositor’s Current Report on Form 8-K, filed October 11, 2011 (including, as to the price per class of Public Certificates, on Schedule II to the Underwriting Agreement filed as an exhibit thereto) and in its Prospectus Supplement, dated September 22, 2011 to the Prospectus, dated September 16, 2011. The related registration statement (file no. 333-171508) was originally declared effective on June 30, 2011.
The Pooling and Servicing Agreement, the Underwriting Agreement and the Mortgage Loan Purchase Agreements are attached as exhibits to the Depositor’s Form 8-K filed with the Securities and Exchange Commission on October 11, 2011.
Item 6. Significant Obligors of Pool Assets.
The Park Place Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. There are no current updates to the net operating income at this time.
The 1551 Broadway mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. There are no current updates to the net operating income at this time.
American Eagle Outfitters, Inc., the guarantor of the lease of the sole tenant at the mortgaged property that secures the 1551 Broadway mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(1) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. There are no current updates to the financial information required under Item 1112(b) of Regulation AB at this time.
PART II — OTHER INFORMATION
Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Form 10-D:
(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the November 14, 2011 distribution.
(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II (Depositor)

/s/ J. Theodore Borter J. Theodore Borter, President
Date: November 29, 2011

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the November 14, 2011 distribution.
Exhibit 99.1